Schedule of Investments

Emerald Growth Fund

January 31, 2026 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 93.44%
Consumer Discretionary: 7.35%
554,215	Arhaus, Inc.(a)	$5,641,909
727,843	Arlo Technologies, Inc.(a)	9,236,328
199,537	BJ's Restaurants, Inc.(a)	8,344,637
78,417	Boot Barn Holdings, Inc.(a)	13,995,866
318,485	IMAX Corp.(a)	11,118,311
200,325	Life Time Group Holdings, Inc.(a)	5,843,480
577,474	National Vision Holdings, Inc.(a)	15,216,440
387,670	OneSpaWorld Holdings, Ltd.	7,617,716
594,569	Rush Street Interactive, Inc.(a)	10,506,034
34,176	Visteon Corp.	3,105,232
		90,625,953

Consumer Staples: 3.30%
28,000	Five Below, Inc.(a)	5,365,920
152,694	Freshpet, Inc.(a)	10,642,772
114,419	Ollie's Bargain Outlet Holdings, Inc.(a)	12,621,560
423,126	Vital Farms, Inc.(a)	12,037,934
		40,668,186

Consumer, Cyclical: 0.70%
206,522	Black Rock Coffee Bar, Inc.(a)	3,079,243
345,294	First Watch Restaurant Group, Inc.(a)	5,521,251
		8,600,494

Consumer, Non-cyclical: 3.35%
453,588	Aveanna Healthcare Holdings, Inc.(a)	3,810,139
28,125	Axsome Therapeutics, Inc.(a)	5,182,031
55,556	Billiontoone, Inc.(a)	4,583,926
99,801	Corvus Pharmaceuticals, Inc.(a)	2,065,881
428,847	Invivyd, Inc.(a)	746,194
336,137	Lumexa Imaging Holdings, Inc.(a)	4,117,678
105,243	Mirum Pharmaceuticals, Inc.(a)	10,863,182
104,721	Nektar Therapeutics(a)	3,909,235
579,245	Trevi Therapeutics, Inc.(a)	6,064,695
		41,342,961

Energy: 2.47%
246,897	American Superconductor Corp.(a)	7,387,158
101,127	Excelerate Energy, Inc.	3,777,094
145,986	Solaris Energy Infrastructure, Inc.	8,056,967
979,680	TETRA Technologies, Inc.(a)	11,168,352
		30,389,571

Financial Services: 13.55%
159,805	American Integrity Insurance Group, Inc.(a)	2,986,755
2,708	Ategrity Specialty Holdings LLC(a)	48,229
Shares		Value (Note 2)
Financial Services (continued)
192,287	Axos Financial, Inc.(a)	$19,034,490
179,566	Bancorp, Inc.(a)	10,673,403
79,142	Coastal Financial Corp.(a)	7,580,221
633,907	Compass, Inc.(a)	7,936,516
129,064	Customers Bancorp, Inc.(a)	10,198,637
13,531	Enova International, Inc.(a)	2,234,915
70,213	GBank Financial Holdings, Inc.(a)	2,284,029
353,912	LendingClub Corp.(a)	5,984,652
136,911	LendingTree, Inc.(a)	7,757,377
150,038	Mid Penn Bancorp, Inc.	4,949,754
218,768	Moelis & Co., Class A	15,679,103
41,232	Neptune Insurance Holdings, Inc.(a)	1,051,416
25,000	Norwood Financial Corp.	760,750
94,386	Palomar Holdings, Inc.(a)	11,665,166
365,213	Perella Weinberg Partners	8,147,902
29,650	Piper Sandler Cos.	10,269,278
161,030	Seacoast Banking Corp. of Florida	5,384,843
232,362	Skyward Specialty Insurance Group, Inc.(a)	10,367,992
284,689	Slide Insurance Holdings, Inc.(a)	4,905,191
338,791	Trinity Capital, Inc.	5,701,853
89,176	UMB Financial Corp.	11,337,837
		166,940,309

Healthcare: 13.01%
192,168	ACADIA Pharmaceuticals, Inc.(a)	4,829,182
633,536	Alphatec Holdings, Inc.(a)	9,395,339
142,057	Bridgebio Pharma, Inc.(a)	10,976,744
382,344	Cogent Biosciences, Inc.(a)	13,729,973
187,077	Collegium Pharmaceutical, Inc.(a)	8,590,576
74,747	Corcept Therapeutics, Inc.(a)	2,980,163
267,813	Guardant Health, Inc.(a)	30,541,395
300,117	KalVista Pharmaceuticals, Inc.(a)	4,684,826
180,572	LivaNova PLC(a)	11,865,386
10,005	Madrigal Pharmaceuticals, Inc.(a)	4,895,547
21,567	Merit Medical Systems, Inc.(a)	1,748,868
141,804	RadNet, Inc.(a)	9,940,460
798,875	Savara, Inc.(a)	4,313,925
106,179	Soleno Therapeutics, Inc.(a)	4,094,262
153,485	Spyre Therapeutics, Inc.(a)	4,908,450
107,847	TransMedics Group, Inc.(a)	14,448,802
406,282	Travere Therapeutics, Inc.(a)	12,631,307
447,507	WaVe Life Sciences, Ltd.(a)	5,790,741
		160,365,946

Industrials: 23.71%
153,709	AAR Corp.(a)	16,279,320
75,176	AeroVironment, Inc.(a)	20,928,247
127,486	Allegiant Travel Co.(a)	11,299,084
35,775	Argan, Inc.	12,417,860
113,839	ATI, Inc.(a)	13,694,832
216,236	Bloom Energy Corp., Class A(a)	32,731,643
64,347	Bowman Consulting Group, Ltd.(a)	2,241,206

Shares		Value (Note 2)
Industrials (continued)
150,655	Byrna Technologies, Inc.(a)	$2,065,480
179,041	Cardinal Infrastructure Group, Inc.(a)	4,510,043
23,823	Carpenter Technology Corp.	7,571,664
151,897	CECO Environmental Corp.(a)	10,242,415
1,488,032	Evolv Technologies Holdings, Inc.(a)	9,210,918
354,552	First Advantage Corp.(a)	4,786,452
305,429	Kratos Defense & Security Solutions, Inc.(a)	31,462,241
351,654	Latham Group, Inc.(a)	2,211,904
208,114	Mercury Systems, Inc.(a)	19,537,742
436,745	Mirion Technologies, Inc.(a)	10,848,746
143,133	Modine Manufacturing Co.(a)	26,430,940
13,932	Plexus Corp.(a)	2,777,066
102,158	Shift4 Payments, Inc.(a)	6,031,408
57,383	SPX Technologies Inc(a)	11,959,191
29,665	Sterling Infrastructure, Inc.(a)	10,617,400
102,180	VSE Corp.	22,333,483
		292,189,285

Producer Durables: 1.91%
130,344	Astronics Corp.(a)	9,873,558
60,108	ESCO Technologies, Inc.	13,714,842
		23,588,400

Technology: 22.64%
128,147	Agilysys, Inc.(a)	11,116,752
242,324	Applied Optoelectronics, Inc.(a)	10,567,749
72,793	Commvault Systems, Inc.(a)	6,238,360
175,631	Credo Technology Group Holding, Ltd.(a)	22,003,052
222,690	D-Wave Quantum, Inc.(a)	4,725,482
242,434	EverQuote, Inc., Class A(a)	5,503,252
39,675	Fabrinet(a)	19,418,532
79,900	HeartFlow, Inc.(a)	2,386,613
60,185	Impinj, Inc.(a)	8,311,548
21,435	InterDigital, Inc.	6,997,241
172,267	IonQ, Inc.(a)	6,887,235
101,429	IPG Photonics Corp.(a)	9,373,054
194,073	Kulicke & Soffa Industries, Inc.	11,126,205
247,331	nLight, Inc.(a)	11,280,767
46,457	Onto Innovation, Inc.(a)	9,386,637
350,922	PDF Solutions, Inc.(a)	11,176,866
183,378	Q2 Holdings, Inc.(a)	11,231,902
241,019	Rambus, Inc.(a)	27,435,193
173,131	Semtech Corp.(a)	13,807,197
31,790	SiTime Corp.(a)	11,543,267
167,424	SkyWater Technology, Inc.(a)	5,300,644
126,470	Synaptics, Inc.(a)	10,435,040
330,159	TTM Technologies, Inc.(a)	32,421,614
344,646	Varonis Systems, Inc.(a)	10,284,237
		278,958,439
Shares		Value (Note 2)
Telecommunications: 1.45%
45,671	Lumentum Holdings, Inc.(a)	$17,895,725

	Total Common Stocks
	(Cost $701,820,590)	1,151,565,269

MUTUAL FUND: 5.78%
Healthcare: 5.78%
1,997,035	F/m Emerald Life Sciences Innovation ETF(a)(b)	71,174,327

	Total Mutual Fund
	(Cost $31,078,469)	71,174,327

SHORT TERM INVESTMENTS: 1.15%
14,144,446	First American Government Obligations Fund, Class X 3.612% (c)	14,144,446

	Total Short Term Investments
	(Cost $14,144,446)	14,144,446

Total Investments: 100.37%
(Cost $747,043,505)		1,236,884,042

Liabilities In Excess Of Other Assets: (0.37)%		(4,544,455)
Net Assets: 100.00%		$1,232,339,587

(a)	Non-income producing security.
(b)	Affiliated company. See Note 3 in Notes to Quarterly Schedule of Investments.
(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

January 31, 2026 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.90%
Communications: 1.12%
Internet: 1.12%
4,053	Shopify, Inc., Class A(a)	$531,875

Consumer, Non-cyclical: 1.65%
Commercial Services: 1.65%
6,520	Affirm Holdings, Inc.(a)	393,156
17,146	Klarna Group PLC(a)	395,558
		788,714

Financial Services: 82.29%
Banks: 58.73%
4,442	Ameris Bancorp	358,114
26,010	Axos Financial, Inc.(a)	2,574,730
32,889	Bancorp, Inc.(a)	1,954,922
10,435	Bank7 Corp.	463,731
5,156	CNB Financial Corp.	142,821
20,589	Coastal Financial Corp.(a)	1,972,015
31,064	Customers Bancorp, Inc.(a)	2,454,677
6,314	East West Bancorp, Inc.	722,574
22,496	Esquire Financial Holdings, Inc.	2,398,749
54,364	Finwise Bancorp(a)	951,914
10,289	Five Star Bancorp	407,650
4,478	GBank Financial Holdings, Inc.(a)	145,669
60,462	Mechanics Bancorp	906,325
27,099	Metropolitan Bank Holding Corp.	2,509,367
27,293	MVB Financial Corp.	770,754
21,124	Northeast Bancorp	2,434,119
18,470	Pathward Financial, Inc.	1,667,656
3,676	Private Bancorp of America, Inc.(a)	220,560
13,110	QCR Holdings, Inc.	1,183,309
13,306	Seacoast Banking Corp. of Florida	444,953
19,108	Third Coast Bancshares, Inc.(a)	775,021
14,347	Western Alliance Bancorp	1,279,035
8,733	Wintrust Financial Corp	1,288,030
		28,026,695

Banks: Diversified: 2.35%
7,000	First Busey Corp.	172,550
4,373	Mid Penn Bancorp, Inc.	144,265
4,256	UMB Financial Corp.	541,108
6,277	United Bankshares, Inc.	265,706
		1,123,629

Computer Services: 0.18%
16,576	Opendoor Technologies, Inc.(a)	85,366

Consumer Lending: 7.13%
6,371	Enova International, Inc.(a)	1,052,298
Shares		Value (Note 2)
Consumer Lending (continued)
108,783	LendingClub Corp.(a)	$1,839,521
22,392	SoFi Technologies, Inc.(a)	510,761
		3,402,580

Diversified Finan Serv: 2.25%
11,558	BitMine Immersion Technologies, Inc.	290,106
2,282	Circle Internet Group, Inc.(a)	145,888
2,478	Dave, Inc.(a)	405,624
2,500	Miami International Holdings, Inc.(a)	104,325
5,763	Perella Weinberg Partners	128,572
		1,074,515

Insurance: 5.35%
11,624	American Integrity Insurance Group, Inc.(a)	217,252
7,410	Ategrity Specialty Holdings LLC(a)	131,972
8,914	Bowhead Specialty Holdings, Inc.(a)	218,928
55,248	Neptune Insurance Holdings, Inc.(a)	1,408,824
10,211	Skyward Specialty Insurance Group, Inc.(a)	455,615
4,900	TWFG, Inc.(a)	122,451
		2,555,042

Investment Services: 0.51%
1,251	Coinbase Global, Inc., Class A(a)	243,620

Mortgage Finance: 2.03%
54,049	Rocket Cos., Inc.	969,099

Open End And Misc Investment Vehicles: 1.09%
30,950	Trinity Capital, Inc.	520,889

Property And Casualty Insurance: 2.06%
533	Kinsale Capital Group, Inc.	211,004
3,718	Palomar Holdings, Inc.(a)	459,508
39,577	Porch Group, Inc.(a)	312,262
		982,774

Real Estate: 0.61%
23,156	Compass, Inc.(a)	289,913

Industrials: 2.45%
Transaction Processing Services: 2.45%
95,976	Green Dot Corp., Class A(a)	1,168,988

Materials & Processing: 0.78%
Aluminum: 0.78%
28,159	Real Industry, Inc.(a)	372,262

Technology: 9.61%
Computers: 3.32%
27,860	Figure Technology Solutions, Inc.(a)	1,584,677

Internet: 3.23%
15,504	Robinhood Markets, Inc.(a)	1,542,338

Shares		Value (Note 2)
Software: 3.06%
5,000	Bullish(a)	$151,000
27,736	Chime Financial, Inc.(a)	705,049
31,165	Pagaya Technologies, Ltd.(a)	604,289
		1,460,338

	Total Common Stocks
	(Cost $33,408,433)	46,723,314

RIGHTS AND WARRANTS: 0.00%
552	Opendoor Technologies, Inc., Strike Price $9.00, Expiration Date 11/20/2026	470
552	Opendoor Technologies, Inc., Strike Price $13.00, Expiration Date 11/20/2026	251
552	Opendoor Technologies, Inc., Strike Price $17.00, Expiration Date 11/20/2026	219
62,749	Paysafe, Ltd., Strike Price $138.00, Expiration Date 12/31/2028	35

	Total Rights and Warrants
	(Cost $211,219)	975

SHORT TERM INVESTMENTS: 1.94%
925,469	First American Government Obligations Fund, Class X 3.612% (b)	925,469

	Total Short Term Investments
	(Cost $925,469)	925,469

Total Investments: 99.84%
(Cost $34,545,121)		47,649,758

Other Assets In Excess Of Liabilities: 0.16%		75,551
Net Assets: 100.00%		$47,725,309

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment

Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, and Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by Emerald Mutual Fund Advisers Trust, (the “Adviser”), as the Funds’ Valuation Designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,151,565,269	$–	$–	$1,151,565,269
Mutual Fund	71,174,327	–	–	71,174,327
Short-Term Investment	14,144,446	–	–	14,144,446
TOTAL	$1,236,884,042	$–	$–	$1,236,884,042

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$46,723,314	$–	$–	$46,723,314
Warrants	975	–	–	975
Short-Term Investment	925,469	–	–	925,469
TOTAL	$47,649,758	$–	$–	$47,649,758

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2026 (Unaudited)

3. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the period ended January 31, 2026. The Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the period ended January 31, 2026.

Security Name	FAIR Value as of April 30, 2025	Purchases	Sales	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	FAIR Value as of january 31, 2026	Share Balance as OF January 31, 2026	Dividends
F/m Emerald Life Sciences Innovation ETF	$45,971,746	$-	$–	$25,202,581	$–	$71,174,327	$1,997,035	$–
Total	$45,971,746	$-	$–	$25,202,581	$–	$71,174,327	$1,997,035	$–